Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2013 Founder Shares [Member] USD ($)	Dec. 31, 2012 Founder Shares [Member] USD ($)	Dec. 31, 2013 Preferred Class A [Member] USD ($)	Dec. 31, 2012 Preferred Class A [Member] USD ($)	Dec. 31, 2013 Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Ordinary Shares [Member] USD ($)
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	0.10	$ 0.0001	0.10	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Preferred Stock, Authorized	5,000,000	5,000,000	5,000,000	5,000,000	0	4,500,000	0	3,000,000	0	92,500,000
Preferred Stock, Issued	0	0	0	0	0	4,500,000	0	2,529,685	0	4,806,132
Preferred Stock, Outstanding	0	0	0	0	0	4,500,000	0	2,529,685	0	4,806,132
Preferred Stock, Shares Available for Issuance	4,996,935	4,996,935	4,996,935	4,996,935
Preferred Stock, NIS Value (in New Shekels per share)	$ 0.0001	0.10	$ 0.0001	0.10	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Common stock, par value (in Dollars per share) (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, authorized shares	225,000,000	225,000,000	225,000,000	225,000,000
Common stock, issued shares	13,276,037	13,276,037	0	0
Common stock, shares outstanding	13,276,037	13,276,037	0	0